SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Note 9 - SUBSEQUENT EVENTS

On October 28, 2015, the Company filed a Certificate of Change with the Nevada Secretary of State to effect a one (1)-for-six (6) reverse stock split of the authorized, issued and outstanding common stock, $0.0001 par value per share, of the Company. Pursuant to the filing of the Certificate of Change, the reverse split became effective after the close of trading on October 28, 2015.

On May 5, 2015, the Company filed a registration statement on Form S-1 with the U.S. Securities and Exchange Commission. The Company intends to sell up to 3,125,000 shares of common stock (post reverse split) at approximately $8 - $10 per share, and use approximately $16 million of the proceeds to reduce its obligation under the Senior Debt Facility and enter into a three year extension. Simultaneous with the closing the IPO, the Company plans to convert the principal and outstanding interest payable to its subordinated debt holders totaling approximately $15.6 million to common stock.